Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST
Class A, Class C, Institutional, Investor, Class P, Class R and Class R6 Shares of the
Goldman Sachs ESG Emerging Markets Equity Fund
(the “Fund”)
Supplement dated April 9, 2021 to the
Prospectuses, Summary Prospectuses and Statement of Additional Information (the “SAI”),
each dated February 28, 2021, as supplemented to date
At a special meeting of the shareholders of the Goldman Sachs Trust held on April 9, 2021, the Fund’s shareholders approved a proposal to change the Fund’s sub-classification
under the Investment Company Act of 1940, as amended, from “diversified” to
“non-diversified.”
Accordingly, effective immediately, the Fund
is “non-diversified” and
may invest a greater portion of its assets in one or more issuers or in fewer issuers than “diversified” mutual funds.
As a
“non-diversified”
fund, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Goldman Sachs ESG Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST
Class A, Class C, Institutional, Investor, Class P, Class R and Class R6 Shares of the
Goldman Sachs ESG Emerging Markets Equity Fund
(the “Fund”)
Supplement dated April 9, 2021 to the
Prospectuses, Summary Prospectuses and Statement of Additional Information (the “SAI”),
each dated February 28, 2021, as supplemented to date
At a special meeting of the shareholders of the Goldman Sachs Trust held on April 9, 2021, the Fund’s shareholders approved a proposal to change the Fund’s sub-classification
under the Investment Company Act of 1940, as amended, from “diversified” to
“non-diversified.”
Accordingly, effective immediately, the Fund
is “non-diversified” and
may invest a greater portion of its assets in one or more issuers or in fewer issuers than “diversified” mutual funds.
As a
“non-diversified”
fund, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.